Organization - Additional Information (Detail)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Organization [Line Items]
VIE's net asset balance	¥ 3,820,338,918	$ 548,757,352	¥ 3,371,080,756
Net carrying amount of the subordinated tranches of automobile backed loans	547,888,818	78,699,304	292,099,059
Subordinated Tranche [Member]
Organization [Line Items]
Net carrying amount of the subordinated tranches of automobile backed loans			¥ 50,564,859